NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Registration Rights (Details) - shares	Aug. 14, 2024	May 14, 2024
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of to be resale	77,577,099	77,577,099